Summary of Significant Accounting and Reporting Policies (Details 4) (Premises and Equipment)	12 Months Ended
Dec. 31, 2013
Minimum
Premises and Equipment
Estimated useful lives	3 years
Maximum
Premises and Equipment
Estimated useful lives	40 years